Harbor Fund

Supplement to Prospectus dated March 1, 2005

Closing of Harbor Small Cap Value Fund

The Board of Trustees of Harbor Fund has decided to close the Harbor Small Cap Value Fund to new investors effective 4:00 p.m. (EDT) Thursday, June 30, 2005. The Fund will continue to sell shares to existing shareholders and permit exchanges from other Harbor funds as long as the exchanging shareholder has an existing Harbor Small Cap Value Fund account.

Shares of Harbor Small Cap Value Fund will also continue to be sold to:

(A)	Participants in pension or profit sharing plans, pension funds or other benefits plans if the plan sponsor includes Harbor Small Cap Value Fund as an investment option on June 30, 2005;

(B)	Participants of pension or profit sharing plans, pension funds or other benefit plans who roll over into an IRA account with Harbor Small Cap Value Fund some or all of the proceeds from the distribution if the participant held shares of Harbor Small Cap Value Fund through such plan immediately prior to the distribution;

(C)	Clients participating in asset allocation programs sponsored by broker-dealers, banks or trust companies or other financial intermediaries if the Harbor Small Cap Value Fund is part of the asset allocation program on June 30, 2005;

(D)	Clients of financial advisors if the financial advisor maintains client assets in Harbor Small Cap Value Fund on June 30, 2005;

(E)	Certain institutional investors who have expressed an interest in writing in investing in the Harbor Small Cap Value Fund prior to June 30, 2005, if approved by an officer of Harbor Fund;

(F)	Certain advisory clients and affiliated parties of the subadviser to Harbor Small Cap Value Fund upon the request of the subadviser if the investment is determined by an officer of Harbor Fund not to adversely affect the Fund; and

(G)	Trustees and officers of Harbor Fund and directors, officers and employees of Harbor Capital Advisors and the subadviser to Harbor Small Cap Value Fund.

In category (E), the minimum investment will be $1,000,000.

The Board of Trustees of Harbor Fund reserves the right to open Harbor Small Cap Value Fund to all new investors at any time, but has no present plans to do so.

Amendment to Closure Policy for Harbor Small Cap Growth Fund

Harbor Small Cap Growth Fund has been closed to new investors since July 18, 2003. In addition to the previously published exceptions, shares of Harbor Small Cap Growth Fund may continue to be sold to:

(A)	Certain advisory clients and affiliated parties of the subadviser to Harbor Small Cap Growth Fund upon the request of the subadviser if the investment is determined by an officer of Harbor Fund not to adversely affect the Fund; and

(B)	Trustees and officers of Harbor Fund and directors, officers and employees of Harbor Capital Advisors and the subadviser to Harbor Small Cap Growth Fund.

Portfolio Holdings Disclosure Policy

The following replaces the information contained under the caption “Portfolio Holdings Disclosure Policy” on page 43 of the Prospectus:

Each fund’s full portfolio holdings, as well as industry, security, and regional breakdowns, are published quarterly, with a 15-day lag, on www.harborfund.com. In addition, the funds’ top ten portfolio holdings in order of position size will be published quarterly, with a 10-day lag, on www.harborfund.com. This information is available on Harbor Fund’s web site for the entire quarter.

The funds also provide the percentage of their total portfolios that are represented by their top ten holdings.

Additional information about Harbor Fund’s portfolio holdings disclosure policy is available in the Statement of Additional Information.

Dated: April 13, 2005

Harbor Fund

Supplement to Statement of Additional Information dated March 1, 2005

Closing of Harbor Small Cap Value Fund

The Board of Trustees of Harbor Fund has decided to close the Harbor Small Cap Value Fund to new investors effective 4:00 p.m. (EDT) Thursday, June 30, 2005. The Fund will continue to sell shares to existing shareholders and permit exchanges from other Harbor funds as long as the exchanging shareholder has an existing Harbor Small Cap Value Fund account.

Shares of Harbor Small Cap Value Fund will also continue to be sold to:

(A)	Participants in pension or profit sharing plans, pension funds or other benefits plans if the plan sponsor includes Harbor Small Cap Value Fund as an investment option on June 30, 2005;

(B)	Participants of pension or profit sharing plans, pension funds or other benefit plans who roll over into an IRA account with Harbor Small Cap Value Fund some or all of the proceeds from the distribution if the participant held shares of Harbor Small Cap Value Fund through such plan immediately prior to the distribution;

(C)	Clients participating in asset allocation programs sponsored by broker-dealers, banks or trust companies or other financial intermediaries if the Harbor Small Cap Value Fund is part of the asset allocation program on June 30, 2005;

(D)	Clients of financial advisors if the financial advisor maintains client assets in Harbor Small Cap Value Fund on June 30, 2005;

(E)	Certain institutional investors who have expressed an interest in writing in investing in the Harbor Small Cap Value Fund prior to June 30, 2005, if approved by an officer of Harbor Fund;

(F)	Certain advisory clients and affiliated parties of the subadviser to Harbor Small Cap Value Fund upon the request of the subadviser if the investment is determined by an officer of Harbor Fund not to adversely affect the Fund; and

(G)	Trustees and officers of Harbor Fund and directors, officers and employees of Harbor Capital Advisors and the subadviser to Harbor Small Cap Value Fund.

In category (E), the minimum investment will be $1,000,000.

The Board of Trustees of Harbor Fund reserves the right to open Harbor Small Cap Value Fund to all new investors at any time, but has no present plans to do so.

Closure Policy for Harbor Small Cap Growth Fund

Harbor Small Cap Growth Fund closed to new investors effective July 18, 2003. The Fund is permitted to continue to sell shares to existing shareholders and to allow exchanges from other Harbor funds as long as the exchanging shareholder has an existing Harbor Small Cap Growth Fund account.

The following replaces the published exceptions set forth on page 1 of the Statement of Additional Information. Shares of Harbor Small Cap Growth Fund will also continue to be sold to:

(A)	Beneficiaries of pension or profit sharing plans, pension funds or other benefits plans if the plan included Harbor Small Cap Growth Fund as an investment option on July 18, 2003;

(B)	Certain advisory clients and affiliated parties of the subadviser to Harbor Small Cap Growth Fund upon the request of the subadviser if the investment is determined by an officer of Harbor Fund not to adversely affect the Fund; and

(C)	Trustees and officers of Harbor Fund and directors, officers and employees of Harbor Capital Advisors and the subadviser to Harbor Small Cap Growth Fund.

The Board of Trustees of Harbor Fund reserves the right to open the Fund to all new investors at any time, but has no present plans to do so.

Portfolio Holdings Disclosure Policy

All reference to the 30-day lag for Harbor High-Yield Bond Fund shall hereby be deleted. Information regarding Harbor High-Yield Bond Fund will be published on the same schedule applicable to all other Harbor funds.

All reference to Advent Software, Inc. and the rating agencies, Lipper and Morningstar shall hereby be deleted. Harbor Fund does not release non-public portfolio holdings information to Advent Software, Inc., Lipper or Morningstar.

Furthermore, non-public portfolio holdings information is disclosed to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds:

•	FactSet Research Systems Inc. and Mathias & Carr, each of whom provide services to Jennison Associates LLC (“Jennison”), for the sole purpose of assisting Jennison in performing its services as Subadviser to the Harbor Capital Appreciation Fund.

Dated: April 13, 2005